Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ			$43		$26
4.125% due 07/09/2035 þ			29		22

Total Argentina (Cost $36)					48

AUSTRALIA 3.9%
CORPORATE BONDS & NOTES 0.9%
Commonwealth Bank of Australia
4.971% due 01/22/2030			$1,200		1,225
Macquarie Bank Ltd.
2.738% due 02/18/2031	EUR		500		564

					1,789

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		2,700		1,863

SOVEREIGN ISSUES 2.1%
New South Wales Treasury Corp.
1.750% due 03/20/2034			900		491
2.000% due 03/08/2033			400		231
4.750% due 09/20/2035			500		334
4.750% due 02/20/2037 (g)			400		263
Queensland Treasury Corp.
1.500% due 08/20/2032 (g)			500		285
1.750% due 07/20/2034			300		162
2.000% due 08/22/2033			800		454
5.250% due 07/21/2036			1,000		688
Treasury Corp. of Victoria
2.000% due 09/17/2035			1,000		526
2.000% due 11/20/2037 (g)			1,400		680

					4,114

Total Australia (Cost $7,421)					7,766

BRAZIL 1.1%
SOVEREIGN ISSUES 1.1%
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		500		573
4.875% due 04/23/2033			1,400		1,607

Total Brazil (Cost $2,223)					2,180

BULGARIA 0.2%
SOVEREIGN ISSUES 0.2%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR		200		223
4.125% due 07/18/2045			200		219

Total Bulgaria (Cost $453)					442

CANADA 2.4%
CORPORATE BONDS & NOTES 1.0%
Air Canada Pass-Through Trust
3.300% due 07/15/2031			$123		117
Bank of Nova Scotia
0.010% due 09/14/2029	EUR		300		313
Canadian Imperial Bank of Commerce
4.876% due 01/14/2030			$900		915
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR		300		341
Royal Bank of Canada
4.305% due 11/03/2031 •			$400		393

					2,079

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
SOVEREIGN ISSUES 1.4%
Canada Government Bonds
3.000% due 06/01/2034	CAD		2,900		2,012
Canada Government Real Return Bonds
3.000% due 12/01/2036 (f)			652		541
Export Development Canada
7.130% due 03/11/2029	INR		22,900		241

					2,794

Total Canada (Cost $5,055)					4,873

CAYMAN ISLANDS 2.1%
ASSET-BACKED SECURITIES 1.8%
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •			$600		601
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •			1,300		1,301
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			500		500
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •			116		116
GPMT Ltd.
5.108% due 12/15/2036 •			419		420
LCM 30 Ltd.
5.017% due 04/20/2031 •			45		45
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •			500		501

					3,484

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			98		95
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~(g)			200		201
Sands China Ltd.
5.400% due 08/08/2028			300		302

					598

Total Cayman Islands (Cost $4,077)					4,082

CHILE 1.6%
SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		1,045,000		1,119
5.800% due 10/01/2029			1,555,000		1,736
Chile Government International Bonds
4.850% due 01/22/2029			$300		303

Total Chile (Cost $3,338)					3,158

CHINA 2.2%
SOVEREIGN ISSUES 2.2%
China Development Bank
2.630% due 01/08/2034	CNY		10,910		1,714
2.820% due 05/22/2033			6,000		951
China Government Bonds
1.920% due 01/15/2055			4,900		672
2.190% due 09/25/2054			7,400		1,076

Total China (Cost $4,280)					4,413

COLOMBIA 1.8%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol SA
8.375% due 01/19/2036			$500		542

SOVEREIGN ISSUES 1.5%
Bogota Distrito Capital
13.140% due 11/05/2035	COP		667,000		195
Colombia Government International Bonds
5.750% due 11/26/2034	EUR		600		698

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
Colombia TES
6.500% due 01/22/2031 (f)	COP		1,410,096		409
11.000% due 08/22/2029			2,610,200		741
11.500% due 07/25/2046			551,700		157
11.750% due 01/24/2035			2,025,300		582
12.750% due 11/28/2040			371,500		114

					2,896

Total Colombia (Cost $3,166)					3,438

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR		500		601

Total Costa Rica (Cost $582)					601

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government Bonds
0.950% due 05/15/2030	CZK		5,600		236
2.500% due 08/25/2028			900		41

Total Czech Republic (Cost $258)					277

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK		47		5
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053			2,105		265
Nykredit Realkredit AS
1.500% due 10/01/2053 (g)			612		76
Realkredit Danmark AS
1.500% due 10/01/2053			4,381		544

Total Denmark (Cost $1,087)					890

ECUADOR 0.1%
SOVEREIGN ISSUES 0.1%
Ecuador Government International Bonds
9.250% due 01/29/2039			$200		205

Total Ecuador (Cost $200)					205

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government Bonds
19.698% due 10/14/2030	EGP		17,600		341

Total Egypt (Cost $374)					341

FRANCE 4.1%
CORPORATE BONDS & NOTES 0.6%
BPCE SA
5.716% due 01/18/2030 •			$375		383
Credit Agricole SA
5.862% due 01/09/2036 •			700		721

					1,104

SOVEREIGN ISSUES 3.5%
French Republic Government Bonds OAT
0.100% due 07/25/2031 (f)	EUR		628		685
2.750% due 02/25/2029 (g)			1,500		1,714
2.750% due 02/25/2030			3,810		4,340

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
3.000% due 06/25/2049			200		186

					6,925

Total France (Cost $7,671)					8,029

GUATEMALA 0.3%
SOVEREIGN ISSUES 0.3%
Guatemala Government Bonds
6.250% due 08/15/2036			$500		523

Total Guatemala (Cost $496)					523

HUNGARY 0.9%
SOVEREIGN ISSUES 0.9%
Hungary Government International Bonds
5.375% due 09/12/2033	EUR		400		502
5.500% due 03/26/2036			$200		201
6.000% due 09/26/2035			400		417
Magyar Export-Import Bank Zrt
6.125% due 12/04/2027			700		712

Total Hungary (Cost $1,701)					1,832

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032			$300		304

Total India (Cost $300)					304

INDONESIA 0.3%
SOVEREIGN ISSUES 0.3%
Indonesia Treasury Bonds
8.375% due 03/15/2034	IDR		9,105,000		545

Total Indonesia (Cost $635)					545

IRELAND 4.1%
ASSET-BACKED SECURITIES 3.5%
Arcano Euro CLO II DAC
3.415% due 07/25/2039 •	EUR		500		572
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			800		914
Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •			500		572
BlackRock European CLO III DAC
3.118% due 07/19/2035 •			436		499
Capital Four CLO IV DAC
3.394% due 04/15/2038 •			500		571
Capital Four CLO X DAC
3.415% due 10/25/2038 •			700		801
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •			77		88
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •			500		572
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~			500		572
Palmer Square European Loan Funding DAC
3.253% due 05/15/2033 •			151		173
Providus CLO VII DAC
3.374% due 07/15/2038 •			500		571
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •			500		572
Tikehau CLO V DAC
3.404% due 10/15/2038 •			400		458

					6,935

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026			$300		298
3.000% due 10/29/2028			300		289

					587

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		500		572

Total Ireland (Cost $8,177)					8,094

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bonds
5.375% due 03/12/2029			$400		404
5.500% due 03/12/2034			200		203
5.625% due 02/19/2035			700		717

Total Israel (Cost $1,292)					1,324

ITALY 1.6%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR		600		683
Intesa Sanpaolo SpA
7.200% due 11/28/2033			$200		225

					908

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR		1,900		2,198

Total Italy (Cost $3,182)					3,106

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR		300		353

Total Ivory Coast (Cost $295)					353

JAPAN 5.7%
CORPORATE BONDS & NOTES 1.9%
Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •			$1,100		974
5.159% due 04/24/2031 •			800		809
NTT Finance Corp.
4.665% (SOFRRATE + 1.030%) due 06/20/2031 ~(b)			500		500
Olympus Corp.
2.143% due 12/08/2026			200		198
Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032			1,000		1,024
Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030			300		297

					3,802

SOVEREIGN ISSUES 3.8%
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY		261,181		1,613
0.100% due 03/10/2029 (f)			475,717		2,924
Japan Government Five Year Bonds
0.400% due 06/20/2029			60,000		357
Japan Government Thirty Year Bonds
0.700% due 12/20/2048			5,000		16
0.700% due 12/20/2050			40,000		124
0.700% due 03/20/2051			40,000		123
0.700% due 06/20/2051			168,000		511
2.200% due 06/20/2054			2,700		12
2.300% due 12/20/2054			3,800		17
3.200% due 09/20/2055			20,000		108
Japan Government Twenty Year Bonds
0.400% due 06/20/2040			250,000		1,057

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.400% due 03/20/2045		142,000		737

				7,599

Total Japan (Cost $14,044)				11,401

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$550		499

Total Kazakhstan (Cost $463)				499

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$400		395
4.136% due 10/09/2030		200		196
4.804% due 04/20/2033		500		499

Total Kuwait (Cost $1,100)				1,090

LUXEMBOURG 1.5%

		SHARES
COMMON STOCKS 0.6%
Drillco Holdings Luxembourg SA «(h)		35,766		820
Foresea Holdings SA «		14,931		342

				1,162

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$301		311
FORESEA Holding SA
7.500% due 06/15/2030		632		624

				935

SOVEREIGN ISSUES 0.4%
Eagle Funding Luxco SARL
5.500% due 08/17/2030		800		804

Total Luxembourg (Cost $2,248)				2,901

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200		179
4.550% due 04/21/2050		200		175

				354

SOVEREIGN ISSUES 0.6%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	1,400		332
3.519% due 04/20/2028		3,431		846

				1,178

Total Malaysia (Cost $1,437)				1,532

MEXICO 0.5%
SOVEREIGN ISSUES 0.5%
Mexico Government International Bonds
5.750% due 10/12/2110		$200		164
5.850% due 07/02/2032		500		505
6.625% due 01/29/2038		300		308

Total Mexico (Cost $1,009)				977

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
MOROCCO 0.6%
SOVEREIGN ISSUES 0.6%
Morocco Government International Bonds
3.875% due 04/02/2029	EUR		1,000		1,151

Total Morocco (Cost $1,155)					1,151

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
ABN AMRO Bank NV
5.515% due 12/03/2035 •			$400		407
ING Groep NV
5.525% due 03/25/2036 •			200		203

					610

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV
3.040% due 04/17/2041 •	EUR		11		13

Total Netherlands (Cost $616)					623

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government Bonds
1.500% due 05/15/2031	NZD		400		204

Total New Zealand (Cost $273)					204

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS
1.900% due 01/19/2027	AUD		400		273

Total Norway (Cost $291)					273

PERU 2.6%
CORPORATE BONDS & NOTES 0.5%
Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN		2,852		918

SOVEREIGN ISSUES 2.1%
Peru Government Bonds
6.850% due 08/12/2035			3,440		1,059
7.300% due 08/12/2033 (g)			4,000		1,311
7.600% due 08/12/2039			760		239
Peru Government International Bonds
5.375% due 02/08/2035			$400		404
5.875% due 08/08/2054			350		349
6.900% due 08/12/2037	PEN		2,600		780

					4,142

Total Peru (Cost $4,634)					5,060

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bonds
6.250% due 01/14/2036	PHP		20,000		303

Total Philippines (Cost $481)					303

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
4.875% due 02/12/2030			$200		202
4.875% due 10/04/2033			300		299
5.375% due 02/12/2035			200		205

Total Poland (Cost $696)					706

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
QATAR 0.8%
CORPORATE BONDS & NOTES 0.4%
QatarEnergy
2.250% due 07/12/2031			$200		178
4.625% due 06/23/2029			600		596

					774

SOVEREIGN ISSUES 0.4%
Qatar Government International Bonds
4.800% due 04/08/2033			700		704

Total Qatar (Cost $1,482)					1,478

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bonds
1.750% due 07/13/2030	EUR		200		208
5.125% due 09/24/2031			100		117
5.250% due 03/10/2030 (g)			600		712

Total Romania (Cost $956)					1,037

SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co.
3.500% due 04/16/2029			$450		434
6.375% due 06/02/2055			200		204

					638

SOVEREIGN ISSUES 1.3%
Saudi Government International Bonds
3.250% due 10/22/2030			200		188
3.375% due 03/05/2032	EUR		300		339
5.000% due 01/16/2034			$1,600		1,602
5.375% due 01/13/2031			400		408

					2,537

Total Saudi Arabia (Cost $3,145)					3,175

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia International Bonds
1.650% due 03/03/2033	EUR		600		580
6.000% due 06/12/2034			$300		308

Total Serbia (Cost $825)					888

SINGAPORE 0.5%
ASSET-BACKED SECURITIES 0.5%
Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•			$995		993

Total Singapore (Cost $995)					993

SOUTH AFRICA 2.6%
SOVEREIGN ISSUES 2.6%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		900		47
8.000% due 01/31/2030			33,400		2,056
8.500% due 01/31/2037			5,700		346
8.875% due 02/28/2035 (g)			35,100		2,221
9.000% due 01/31/2040 (g)			6,100		377
Republic of South Africa Government International Bonds
5.375% due 07/24/2044			$200		170

Total South Africa (Cost $4,721)					5,217

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Export-Import Bank of Korea
0.000% due 01/27/2027 (d)(g)			$200		393
Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR		500		563
2.765% due 09/02/2030			300		340
Korea Treasury Bonds
1.375% due 06/10/2030	KRW		355,110		209
2.625% due 06/10/2028			1,708,930		1,083

Total South Korea (Cost $2,806)					2,588

SPAIN 1.2%
SOVEREIGN ISSUES 1.2%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR		200		238
Spain Government Bonds
1.450% due 04/30/2029			107		118
3.200% due 10/31/2035			100		114
3.450% due 10/31/2034			1,090		1,271
3.500% due 05/31/2029			500		585

Total Spain (Cost $2,382)					2,326

SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank
6.150% due 02/25/2030	INR		86,850		886
Corp. Andina de Fomento
3.925% due 02/26/2029	HKD		4,000		509

					1,395

SOVEREIGN ISSUES 0.5%
European Union
3.750% due 10/12/2045	EUR		950		1,072

Total Supranational (Cost $2,778)					2,467

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS Group AG
3.869% due 01/12/2029 •			$500		494
4.844% due 11/06/2033 •(g)			400		393

Total Switzerland (Cost $913)					887

THAILAND 0.6%
SOVEREIGN ISSUES 0.6%
Thailand Government Bonds
2.700% due 06/17/2040	THB		37,146		1,147

Total Thailand (Cost $1,177)					1,147

UNITED ARAB EMIRATES 0.7%
CORPORATE BONDS & NOTES 0.5%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030			$300		298
Emirates NBD Bank PJSC
5.125% due 06/29/2031			200		199
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			500		500

					997

SOVEREIGN ISSUES 0.2%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			500		498

Total United Arab Emirates (Cost $1,489)					1,495

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
UNITED KINGDOM 5.5%
CORPORATE BONDS & NOTES 1.8%
Antofagasta PLC
2.375% due 10/14/2030			$400		362
HSBC Holdings PLC
5.887% due 08/14/2027 •			300		300
NatWest Group PLC
5.778% due 03/01/2035 •(g)			550		571
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)			400		326
Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •			700		719
Standard Chartered PLC
6.187% due 07/06/2027 •			700		700
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR		500		503

					3,481

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Alba PLC
4.056% due 11/25/2042 •	GBP		36		48
Braccan Mortgage Funding PLC
4.587% due 05/17/2067 •			487		646
Elstree 1st PLC
4.475% due 10/21/2065 •			487		645
Harvest Funding PLC
4.643% due 11/15/2069 •			400		531
Newgate Funding PLC
3.001% due 12/15/2050 •	EUR		124		141
Polaris PLC
4.464% due 06/27/2070 •	GBP		500		662

					2,673

SOVEREIGN ISSUES 2.4%
U.K. Gilts
4.375% due 03/07/2030			3,100		4,131
4.375% due 07/31/2054 (g)			200		223
5.375% due 01/31/2056			100		131
U.K. Inflation-Linked Gilts
0.625% due 11/22/2042 (f)			273		284

					4,769

Total United Kingdom (Cost $11,136)					10,923

UNITED STATES 63.5%
ASSET-BACKED SECURITIES 1.7%
ABFC Trust
4.083% due 01/25/2037 •			$349		193
ACE Securities Corp. Home Equity Loan Trust
4.663% due 12/25/2034 •			76		70
Argent Securities Trust
4.063% due 07/25/2036 •			608		162
4.243% due 07/25/2036 •			760		203
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •			48		46
Countrywide Asset-Backed Certificates Trust
4.203% due 09/25/2037 •			31		34
4.357% due 07/25/2036 ~			6		6
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •			5		5
Credit-Based Asset Servicing & Securitization LLC
3.919% due 07/25/2037 •			146		98
GSAMP Trust
3.853% due 01/25/2037 •			118		73
4.303% due 04/25/2036 •			506		332
HSI Asset Securitization Corp. Trust
4.203% due 12/25/2036 •			462		111
JP Morgan Mortgage Acquisition Trust
3.701% due 08/25/2036 •			3		1
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			7		7
MASTR Asset-Backed Securities Trust
4.243% due 03/25/2036 •			421		244
Merrill Lynch Mortgage Investors Trust
3.983% due 08/25/2037 •			401		192
4.283% due 04/25/2037 •			501		203

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 01/25/2037 •			431		197
3.903% due 10/25/2036 •			482		209
3.903% due 11/25/2036 •			167		79
3.983% due 11/25/2036 •			167		79
3.993% due 10/25/2036 •			629		326
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ			478		157
SMB Private Education Loan Trust
5.043% due 02/16/2055 •			303		303
Specialty Underwriting & Residential Finance Trust
3.767% due 02/25/2037 þ			436		137

					3,467

CORPORATE BONDS & NOTES 7.0%
Bank of America Corp.
5.511% due 01/24/2036 •			500		511
Beignet Investor LLC
6.581% due 05/30/2049 (g)			1,700		1,735
Boeing Co.
6.388% due 05/01/2031			300		319
Citibank NA
4.838% due 08/06/2029			100		101
Credit Suisse AG AT1 Claim			400		141
CVS Pass-Through Trust
7.507% due 01/10/2032			729		762
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032			100		93
GA Global Funding Trust
2.250% due 01/06/2027			200		198
Goldman Sachs Bank USA
4.656% due 06/03/2029 •			600		600
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •			400		393
5.218% due 04/23/2031 •			400		404
5.536% due 01/28/2036 •			800		813
6.484% due 10/24/2029 •			100		104
JPMorgan Chase & Co.
4.898% due 01/22/2037 •			500		487
5.336% due 01/23/2035 •			800		812
6.087% due 10/23/2029 •			100		103
Morgan Stanley
2.749% (EUR003M + 0.600%) due 05/04/2029 ~	EUR		400		458
3.955% due 03/21/2035 •			900		1,043
4.133% due 10/18/2029 •			$800		789
Pacific Gas & Electric Co.
2.100% due 08/01/2027			100		97
4.550% due 07/01/2030			100		99
PacifiCorp
5.450% due 02/15/2034			300		304
Philip Morris International, Inc.
5.125% due 02/13/2031			300		306
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			1,000		997
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			500		502
Southern Co.
1.875% due 09/15/2081 •	EUR		100		112
Wells Fargo & Co.
4.078% due 09/15/2029 •			$380		375
4.892% due 09/15/2036 •			300		293
5.211% due 12/03/2035 •			500		499
5.389% due 04/24/2034 •			450		457

					13,907

MUNICIPAL BONDS & NOTES 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035			158		161

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
5.280% due 01/25/2035 ~			5		5
Banc of America Funding Trust
4.174% due 04/20/2047 •			40		35
4.183% due 04/25/2037 •			38		32
5.365% due 05/25/2035 ~			26		25
6.000% due 07/25/2037			126		108
Banc of America Mortgage Trust
6.000% due 10/25/2036			32		27
Barclays Mortgage Loan Trust
5.640% due 05/25/2065 ~			902		903
BCAP LLC Trust
4.183% due 05/25/2047 •			119		117

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
	PRINCIPAL AMOUNT (000s)
Bear Stearns ALT-A Trust
4.495% due 09/25/2035 ~		187		60
5.044% due 05/25/2035 ~		28		27
Bear Stearns ARM Trust
4.757% due 04/25/2034 ~		33		32
5.498% due 02/25/2034 ~		3		3
5.950% due 02/25/2036 •		10		9
BX Commercial Mortgage Trust
4.469% due 10/15/2036 •		119		119
Chase Home Lending Mortgage Trust
3.375% due 04/25/2065 ~		547		488
Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~		17		14
4.847% due 03/25/2037 ~		89		88
CHL Mortgage Pass-Through Trust
6.000% due 02/25/2037		103		43
6.250% due 09/25/2036		191		61
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •		35		35
Citigroup Mortgage Loan Trust, Inc.
4.133% due 05/25/2035 ~		11		11
4.303% due 04/25/2037 ~		67		59
Countrywide Alternative Loan Trust
3.128% due 06/25/2037 ~		84		71
4.174% due 07/20/2046 •		46		40
5.500% due 10/25/2035		11		7
5.500% due 02/25/2036		28		15
6.000% due 01/25/2037		199		162
6.000% due 02/25/2037		492		158
6.000% due 05/25/2037		413		159
6.250% due 12/25/2036 •		377		146
6.500% due 08/25/2037		307		129
8.000% due 10/25/2036		20		14
Cross Mortgage Trust
5.509% due 07/25/2070 ~		562		563
CSMC Trust
2.500% due 07/25/2056 ~		129		107
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ		132		121
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~		2		2
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		141		117
GSR Mortgage Loan Trust
4.880% due 05/25/2037 ~		10		5
HarborView Mortgage Loan Trust
6.474% due 02/25/2036 ~		23		6
Impac Secured Assets CMN Owner Trust
6.057% due 07/25/2035 ~		23		23
IndyMac INDX Mortgage Loan Trust
3.864% due 06/25/2036 ~		110		99
4.243% due 07/25/2035 •		4		4
4.355% due 12/25/2034 ~		2		2
JP Morgan Alternative Loan Trust
4.422% due 05/25/2037 ~		125		108
4.638% due 12/25/2036 ~		4		4
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		573		473
5.070% due 10/25/2035 ~		118		85
5.114% due 02/25/2035 ~		1		1
Lehman Mortgage Trust
6.000% due 09/25/2037		52		51
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •		8		8
4.244% due 03/25/2036 ~		53		24
Morgan Stanley Mortgage Loan Trust
3.672% due 05/25/2036 ~		114		58
4.663% due 02/25/2036 •		10		9
4.827% due 09/25/2035 ~		94		21
Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 ~		551		551
PMT Loan Trust
2.500% due 07/25/2051 ~		643		532
RALI Trust
3.963% due 05/25/2037 •		210		201
4.103% due 12/25/2036 •		113		107
4.143% due 07/25/2036 •		153		146
4.163% due 11/25/2036 •		111		81
5.000% due 09/25/2036		31		23
RFMSI Trust
6.000% due 06/25/2037		10		8
STARM Mortgage Loan Trust
6.114% due 02/25/2037 ~		36		34
Structured Adjustable Rate Mortgage Loan Trust
3.912% due 04/25/2036 ~		92		50
4.083% due 10/25/2035 •		40		39

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
		PRINCIPAL AMOUNT (000s)
Structured Asset Mortgage Investments II Trust
4.163% due 05/25/2036 •			168		141
4.183% due 05/25/2036 •			15		10
Structured Asset Securities Corp.
4.043% due 01/25/2036 •			114		97
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •			240		206
Thornburg Mortgage Securities Trust
4.503% due 09/25/2034 •			10		10
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~			276		252
2.710% due 01/25/2060 ~			183		176
WaMu Mortgage Pass-Through Certificates Trust
3.236% due 10/25/2036 ~			172		152
4.034% due 12/25/2036 ~			127		117
4.323% due 11/25/2045 •			39		37
4.543% due 10/25/2044 •			32		32
5.144% due 08/25/2042 •			1		1
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.083% due 02/25/2037 •			249		199
5.500% due 11/25/2035			49		45
6.500% due 08/25/2035			35		32

					8,372

SOVEREIGN ISSUES 2.5%
Colombia TES
1.000% due 09/18/2030	COP		8,930,600		2,249
1.000% due 01/24/2035			9,294,700		2,671

					4,920

U.S. GOVERNMENT AGENCIES 42.8%
Federal Home Loan Mortgage Corp.
6.000% due 12/01/2053 - 06/01/2054			$817		837
6.500% due 02/01/2054			30		31
Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)			149		7
4.114% due 01/15/2038 •			149		147
4.568% due 11/25/2054 •			643		649
5.028% due 03/25/2055 •			682		690
Federal National Mortgage Association
3.000% due 02/01/2027 - 03/01/2060			240		208
3.500% due 01/01/2059			514		461
4.000% due 01/01/2037 - 06/01/2050			186		176
4.500% due 03/01/2028 - 01/01/2031			1		1
5.000% due 01/01/2034 - 10/01/2041			48		49
5.500% due 07/01/2035 - 02/01/2041			46		46
6.000% due 02/01/2027 - 10/01/2053			254		261
Federal National Mortgage Association REMICS
4.142% due 06/25/2036 •			12		12
4.449% due 01/25/2051 •			313		314
4.788% due 03/25/2055 •			506		512
Government National Mortgage Association
3.000% due 01/20/2052 - 12/20/2052			1,449		1,288
3.500% due 10/20/2052 - 05/20/2056			7,876		7,094
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047			4		4
3.909% due 01/20/2068 •			251		250
Government National Mortgage Association, TBA
2.500% due 07/01/2056			3,400		2,904
3.000% due 08/01/2056			3,700		3,282
6.500% due 07/01/2056			6,200		6,424
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2041			47		45
4.000% due 07/01/2056 - 08/01/2056			3,512		3,281
4.500% due 07/01/2056 - 08/01/2056			6,950		6,657
5.000% due 07/01/2056 - 08/01/2056			45,920		45,126
5.500% due 07/01/2056 - 08/01/2056			4,080		4,090

					84,846

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
3.000% due 02/15/2048			800		589
3.375% due 11/15/2048			980		767
4.625% due 02/15/2046 (m)			100		96
4.750% due 02/15/2056 (m)			100		97
4.875% due 08/15/2045 (m)			38		38
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029			3,334		3,377
3.875% due 04/15/2029			162		170
0.125% due 07/15/2030 (k)			649		607
0.125% due 07/15/2031			3,478		3,194
0.125% due 01/15/2032			601		544
0.625% due 07/15/2032 (m)			802		743

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
		PRINCIPAL AMOUNT (000s)
U.S. Treasury Notes
4.125% due 02/15/2036		80		78
4.250% due 08/15/2035 (m)		120		119

				10,419

Total United States (Cost $129,363)				126,092

SHORT-TERM INSTRUMENTS 5.2%
COMMERCIAL PAPER 2.6%
Amdocs Capital Solutions Ltd.
4.030% due 07/16/2026		$450		449
CBRE Services, Inc.
4.020% due 07/27/2026		250		249
Constellation Energy Generation LLC
4.050% due 07/28/2026		250		249
4.100% due 07/01/2026		250		250
Entergy Corp.
4.070% due 09/08/2026		250		248
Evergy Missouri West, Inc.
4.030% due 07/01/2026		300		300
Fidelity National Information Services, Inc.
4.000% due 07/09/2026		300		300
4.000% due 07/13/2026		250		250
HCA, Inc.
4.270% due 08/20/2026		350		348
4.300% due 08/17/2026		500		497
Jones Lang LaSalle Finance BV
4.010% due 07/09/2026		300		300
ONE Gas, Inc.
4.040% due 07/09/2026		450		449
Rogers Communications, Inc.
4.250% due 08/06/2026		250		249
Spire, Inc.
4.050% due 07/29/2026		300		299
Triton Container International Ltd./TAL International Container Corp.
4.330% due 07/06/2026		300		300
4.430% due 09/21/2026		450		445

				5,182

		SHARES
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)		728,744		729

		PRINCIPAL AMOUNT (000s)

REPURCHASE AGREEMENTS (i) 0.3%
				672

EGYPT TREASURY BILLS 0.0%
23.891% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	1,775		34

HUNGARY TREASURY BILLS 0.8%
6.082% due 07/02/2026 (d)(e)	HUF	498,000		1,599

NIGERIA TREASURY BILLS 0.3%
21.481% due 07/07/2026 - 01/28/2027 (c)(d)	NGN	733,667		518

SOUTH AFRICA TREASURY BILLS 0.8%
7.399% due 07/22/2026 - 08/05/2026 (c)(d)	ZAR	27,400		1,664

Total Short-Term Instruments (Cost $10,309)				10,398

Total Investments in Securities (Cost $259,223)				254,655

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III		1,521,786		14,824

Total Short-Term Instruments (Cost $14,821)				14,824

Total Investments in Affiliates (Cost $14,821)				14,824

Total Investments 135.8% (Cost $274,044)				$269,479
Financial Derivative Instruments (j)(l) 0.7%(Cost or Premiums, net $349)				1,389
Other Assets and Liabilities, net (36.5)%				(72,480)

Net Assets 100.0%				$198,388

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

(h)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$715	$820	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date			Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	2.230%	06/17/2026	TBD	(2)	EUR	168	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(186)	$192	$192
MEI	2.210	06/17/2026	TBD	(2)		420	French Republic Government Bonds OAT 3.000% due 06/25/2049	(466)	480	481

Total Repurchase Agreements								$(652)	$672	$673

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
France (0.4)%
Sovereign Issues (0.4)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	900	$(900)	$(869)
United States (7.0)%
U.S. Government Agencies (7.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2041	$	3,900	(3,562)	(3,554)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056		9,890	(7,929)	(7,896)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056		475	(396)	(397)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056		500	(437)	(436)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056		679	(611)	(616)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056		900	(912)	(916)

Total United States					(13,847)	(13,815)

Total Short Sales (7.4)%					$(14,747)	$(14,684)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	84	$23,376	$(25)	$2	$(6)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	58	6,374	44	0	(17)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	51	5,459	1	0	(10)
Euro-BTP Italian Bond Futures	09/2026	101	13,773	120	0	(7)
Long Gilt Futures	09/2026	52	6,153	112	9	(31)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	24	2,049	20	0	0
SFE 3 Year Australian Bond Futures	09/2026	23	1,666	9	1	(1)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	154	17,320	237	0	(60)
Ultra U.S. Treasury Bond Futures	09/2026	78	9,060	304	0	(59)

				$822	$12	$(191)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	67	$(9,748)	$(103)	$10	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	94	(11,381)	(10)	5	0
Eurex 30 Year Euro BUXL Futures	09/2026	2	(254)	(5)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	43	(5,669)	(25)	4	0
French Government Bond Futures	09/2026	96	(13,161)	(50)	23	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	9	(718)	(4)	0	0
SFE 10 Year Australian Bond Futures	09/2026	19	(1,445)	(20)	5	(2)
TSE Japanese 10 Year Bond Futures	09/2026	26	(20,431)	(50)	73	0

				$(267)	$121	$(2)

Total Futures Contracts				$555	$133	$(193)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

									Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	3,940	$(87)	$4	$(83)	$1	$0
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035		2,090	(17)	(2)	(19)	0	0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		10,400	9	(86)	(77)	2	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR	5,300	(87)	(50)	(137)	0	(2)

						$(182)	$(134)	$(316)	$3	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	7,503	$161	$4	$165	$0	$(1)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		21,570	435	44	479	0	(2)

						$596	$48	$644	$0	$(3)

		$			$			$		$		$		$		$		$
INTEREST RATE SWAPS

																Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency	Maturity Date			Notional Amount		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.000%	Annual		06/17/2027	GBP		8,700		$(20)		$(89)		$(109)		$0		$(2)
Receive	1-Day GBP-SONIO Compounded-OIS		3.500	Annual		03/18/2028			4,900		54		7		61		3		0
Pay(6)	1-Day GBP-SONIO Compounded-OIS		3.500	Annual		09/16/2028			25,180		(340)		(1)		(341)		0		(25)
Pay	1-Day GBP-SONIO Compounded-OIS		3.500	Annual		03/18/2031			300		(1)		(9)		(10)		0		0
Pay(6)	1-Day GBP-SONIO Compounded-OIS		3.500	Annual		09/16/2031			4,400		(132)		(21)		(153)		0		(7)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$			$			$		$		$		$		$		$
Receive(6)	1-Day GBP-SONIO Compounded-OIS		4.000	Annual		09/16/2036			6,600		327		(71)		256		17		0
Receive	1-Day GBP-SONIO Compounded-OIS		4.500	Annual		03/18/2056			100		(2)		8		6		1		0
Receive(6)	1-Day GBP-SONIO Compounded-OIS		4.500	Annual		09/16/2056			310		15		4		19		2		0
Pay	1-Day INR-MIBOR Compounded-OIS		5.750	Semi-Annual		03/18/2031	INR		256,350		0		(39)		(39)		3		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		1.000	Annual		06/18/2027	JPY		306,700		3		0		3		0		0
Pay	1-Day JPY-MUTKCALM Compounded-OIS		0.750	Annual		09/17/2027			240,000		(10)		3		(7)		0		0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS		1.500	Annual		09/16/2028			3,841,000		39		(36)		3		0		(3)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS		1.750	Annual		09/16/2031			1,040,000		38		32		70		6		0
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.000	Annual		03/19/2032			1,202,200		(317)		(79)		(396)		0		(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		2.200	Annual		06/17/2033			690,000		(16)		28		12		0		(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.000	Annual		03/19/2035			580,000		(299)		(84)		(383)		0		(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.250	Annual		09/17/2035			829,900		(349)		(124)		(473)		0		(22)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.500	Annual		12/17/2035			90,000		(1)		(41)		(42)		0		(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.500	Annual		03/18/2036			30,000		(8)		(7)		(15)		0		(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		1.000	Annual		06/19/2044			493,600		(775)		(116)		(891)		0		(28)
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.800	Annual		06/15/2052			60,000		157		9		166		4		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		1.500	Annual		09/18/2054			156,400		296		31		327		13		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		1.500	Annual		12/18/2054			60,000		115		12		127		5		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		2.000	Annual		06/18/2055			80,000		102		25		127		7		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		2.250	Annual		09/17/2055			90,000		86		25		111		8		0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS		1.750	Semi-Annual		09/16/2031	SGD		9,592		0		37		37		1		0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS		2.000	Semi-Annual		09/16/2031			5,000		(11)		(16)		(27)		1		0
Pay(6)	1-Day THB-THOR Compounded-OIS		1.250	Quarterly		09/16/2031	THB		9,180		(7)		2		(5)		0		0
Receive	1-Day THB-THOR Compounded-OIS		1.750	Quarterly		09/16/2031			68,400		(3)		(9)		(12)		2		0
Receive	1-Day THB-THOR Compounded-OIS		2.000	Quarterly		09/16/2031			41,400		(18)		(4)		(22)		0		0
Pay	1-Day THB-THOR Compounded-OIS		2.000	Quarterly		09/16/2031			23,000		3		9		12		1		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.905	Annual		08/15/2026			$3,300		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.940	Annual		08/22/2026			500		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual		12/18/2026			8,900		61		(57)		4		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual		09/17/2027			12,300		75		(125)		(50)		0		(5)
Pay	1-Day USD-SOFR Compounded-OIS		3.500	Annual		12/17/2027			1,100		7		(17)		(10)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.500	Annual		03/18/2028			240		1		(3)		(2)		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000	Annual		06/17/2028			12,620		217		25		242		11		0
Receive(6)	1-Day USD-SOFR Compounded-OIS		3.325	Annual		08/31/2030			5,520		25		98		123		12		0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$			$		$		$		$		$		$		$
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.548	Annual		08/31/2030		200		0		(3)		(3)		0		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.557	Annual		08/31/2030		100		0		(1)		(1)		0		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.574	Annual		08/31/2030		300		0		(4)		(4)		0		(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.582	Annual		08/31/2030		300		0		(4)		(4)		0		(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.583	Annual		08/31/2030		300		0		(4)		(4)		0		(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.587	Annual		08/31/2030		200		0		(3)		(3)		0		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.599	Annual		08/31/2030		200		0		(2)		(2)		0		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.637	Annual		08/31/2030		200		0		(2)		(2)		0		(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.643	Annual		08/31/2030		600		0		(6)		(6)		0		(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.649	Annual		08/31/2030		400		0		(4)		(4)		0		(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS		4.000	Annual		11/30/2030		1,830		1		(7)		(6)		4		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual		12/17/2030		3,700		57		(80)		(23)		0		(9)
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual		03/18/2031		9,320		15		153		168		23		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual		06/17/2031		7,878		266		(32)		234		21		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual		05/15/2032		4,009		(4)		39		35		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.672	Annual		01/31/2033		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.678	Annual		01/31/2033		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.691	Annual		01/31/2033		200		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.693	Annual		01/31/2033		200		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.698	Annual		01/31/2033		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700	Annual		01/31/2033		200		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.714	Annual		01/31/2033		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.735	Annual		01/31/2033		300		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.748	Annual		01/31/2033		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.753	Annual		01/31/2033		300		0		3		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual		06/17/2033		100		2		1		3		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.885	Annual		07/12/2034		1,600		(5)		15		10		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual		03/19/2035		6,000		409		(79)		330		27		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual		06/18/2035		2,600		126		19		145		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.715	Annual		08/15/2035		2,605		7		48		55		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.551	Annual		09/17/2035		600		(2)		24		22		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual		09/17/2035		2,300		(45)		90		45		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual		12/17/2035		6,840		(46)		181		135		33		0
Receive	1-Day USD-SOFR Compounded-OIS		3.755	Annual		02/15/2036		100		0		2		2		1		0
Receive(6)	1-Day USD-SOFR Compounded-OIS		4.000	Annual		02/15/2036		3,000		(7)		10		3		15		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual		03/18/2036		4,740		(72)		72		0		24		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual		06/17/2036		3,745		122		(39)		83		19		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.750	Annual		09/16/2036		1,200		(25)		(3)		(28)		0		(3)
Receive	1-Day USD-SOFR Compounded-OIS		4.076	Annual		02/15/2046		100		0		2		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.224	Annual		11/15/2052		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.225	Annual		11/15/2052		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.227	Annual		11/15/2052		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.228	Annual		11/15/2052		100		0		0		0		1		0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$			$			$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		4.233	Annual		11/15/2052			100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.238	Annual		11/15/2052			100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.244	Annual		11/15/2052			100		0		(1)		(1)		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.245	Annual		11/15/2052			200		0		(1)		(1)		2		0
Receive	1-Day USD-SOFR Compounded-OIS		4.248	Annual		11/15/2052			100		0		(1)		(1)		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.988	Annual		11/15/2053			1,100		0		40		40		12		0
Receive	1-Day USD-SOFR Compounded-OIS		4.083	Annual		11/15/2053			100		0		2		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.804	Annual		02/15/2055			600		0		40		40		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.806	Annual		02/15/2055			500		0		33		33		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.773	Annual		03/04/2055			600		0		43		43		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual		03/19/2055			620		78		21		99		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930	Annual		06/25/2055			190		1		8		9		2		0
Receive	1-Day USD-SOFR Compounded-OIS		4.065	Annual		06/26/2055			390		(7)		16		9		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.960	Annual		06/27/2055			420		0		17		17		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual		09/17/2055			600		60		12		72		6		0
Receive	1-Day USD-SOFR Compounded-OIS		4.005	Annual		09/29/2055			248		(3)		11		8		3		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual		12/17/2055			1,000		(55)		(20)		(75)		0		(11)
Receive	1-Day USD-SOFR Compounded-OIS		4.059	Annual		02/15/2056			100		0		2		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual		03/18/2056			190		4		2		6		2		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual		06/17/2056			570		14		4		18		6		0
Pay	1-Year BRL-CDI		12.970	Maturity		01/02/2029	BRL		22,900		0		(108)		(108)		10		0
Pay	1-Year BRL-CDI		13.268	Maturity		01/02/2029			27,000		0		(89)		(89)		11		0
Pay	1-Year BRL-CDI		13.402	Maturity		01/02/2029			10,200		1		(40)		(39)		4		0
Receive(6)	3-Month AUD-BBR-BBSW		4.500	Semi-Annual		09/16/2031	AUD		900		8		(5)		3		0		0
Receive(6)	3-Month AUD-BBR-BBSW		5.000	Semi-Annual		09/16/2036			4,900		(28)		(19)		(47)		1		0
Pay	3-Month CHF-SRFXON3 Compounded-OIS		0.500	Annual		09/15/2026	CHF		2,500		(19)		5		(14)		0		0
Pay	3-Month CHF-SRFXON3 Compounded-OIS		0.294	Annual		02/10/2027			1,600		(3)		10		7		0		0
Pay	3-Month CHF-SRFXON3 Compounded-OIS		0.300	Annual		02/15/2027			1,100		0		5		5		0		0
Pay	3-Month CHF-SRFXON3 Compounded-OIS		0.000	Annual		03/18/2028			4,950		(19)		12		(7)		0		(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS		0.250	Annual		03/18/2031			2,200		(10)		13		3		0		(5)
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS		0.250	Annual		09/16/2031			1,100		(20)		17		(3)		0		(3)
Receive	3-Month COP-IBR Compounded-OIS		8.665	Quarterly		09/18/2030	COP		7,131,200		0		115		115		1		0
Pay	3-Month COP-IBR Compounded-OIS		9.650	Quarterly		12/17/2030			132,000		0		(1)		(1)		0		0
Pay	3-Month COP-IBR Compounded-OIS		9.725	Quarterly		12/17/2030			64,500		0		0		0		0		0
Pay	3-Month COP-IBR Compounded-OIS		9.788	Quarterly		12/17/2030			128,700		0		(1)		(1)		0		0
Pay	3-Month COP-IBR Compounded-OIS		9.655	Quarterly		01/24/2035			153,200		0		(1)		(1)		0		0
Pay	3-Month COP-IBR Compounded-OIS		9.820	Quarterly		01/24/2035			1,542,900		0		(5)		(5)		1		0
Pay	3-Month COP-IBR Compounded-OIS		9.695	Quarterly		11/07/2035			3,431,600		0		(18)		(18)		2		0
Receive	3-Month COP-IBR Compounded-OIS		9.329	Quarterly		12/17/2035			7,328,000		0		82		82		0		(5)
Pay	3-Month KRW-KORIBOR		2.750	Quarterly		03/18/2036	KRW		1,026,080		7		(71)		(64)		3		0
Pay(6)	3-Month NZD-BBR		3.750	Semi-Annual		12/16/2028	NZD		9,500		(5)		28		23		0		0
Pay(6)	3-Month NZD-BBR		4.000	Semi-Annual		12/16/2031			2,200		0		13		13		0		0
Receive(6)	3-Month PLN-WIBOR		4.723	Annual		12/01/2035	PLN		15,000		(1)		(27)		(28)		0		(7)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$			$			$		$		$		$		$		$
Receive(6)	3-Month PLN-WIBOR		4.685	Annual		12/02/2035			4,300		0		(6)		(6)		0		(2)
Pay	3-Month SEK-STIBOR		2.265	Annual		01/10/2030	SEK		6,300		(3)		4		1		0		0
Pay	3-Month SEK-STIBOR		2.474	Annual		02/03/2030			7,060		0		7		7		0		0
Pay	3-Month SEK-STIBOR		2.500	Annual		03/18/2031			34,400		(12)		43		31		0		(1)
Pay(6)	3-Month SEK-STIBOR		2.750	Annual		09/16/2031			8,200		2		7		9		0		(1)
Pay	3-Month ZAR-JIBAR		8.300	Quarterly		06/08/2036	ZAR		8,400		6		13		19		0		(3)
Pay	6-Month AUD-BBR-BBSW		1.750	Semi-Annual		03/16/2027	AUD		1,700		(5)		(29)		(34)		0		0
Pay	6-Month AUD-BBR-BBSW		3.500	Semi-Annual		03/18/2031			18,000		(177)		(446)		(623)		0		(4)
Receive	6-Month AUD-BBR-BBSW		3.750	Semi-Annual		03/18/2031			3,900		106		(1)		105		1		0
Pay	6-Month AUD-BBR-BBSW		4.250	Semi-Annual		03/19/2035			200		0		(5)		(5)		0		0
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual		03/19/2035			600		6		(14)		(8)		0		0
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual		06/18/2035			700		4		(14)		(10)		0		0
Pay	6-Month AUD-BBR-BBSW		4.250	Semi-Annual		09/17/2035			400		3		(14)		(11)		0		0
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual		09/17/2035			1,800		27		(54)		(27)		0		(1)
Pay	6-Month AUD-BBR-BBSW		4.250	Semi-Annual		03/18/2036			100		0		(3)		(3)		0		0
Pay(6)	6-Month CZK-PRIBOR		4.523	Annual		12/01/2035	CZK		81,300		1		30		31		1		0
Pay(6)	6-Month CZK-PRIBOR		4.485	Annual		12/02/2035			24,200		0		8		8		0		0
Pay	6-Month EUR-EURIBOR		1.000	Annual		05/13/2027	EUR		800		(3)		(12)		(15)		0		0
Pay(6)	6-Month EUR-EURIBOR		2.250	Annual		09/16/2028			29,800		(199)		(117)		(316)		0		(15)
Pay(6)	6-Month EUR-EURIBOR		2.170	Annual		12/15/2028			7,600		5		(25)		(20)		0		(1)
Receive(6)	6-Month EUR-EURIBOR		2.350	Annual		12/15/2028			7,800		(5)		25		20		2		0
Pay	6-Month EUR-EURIBOR		1.795	Annual		10/11/2029			600		0		(14)		(14)		0		0
Pay	6-Month EUR-EURIBOR		1.923	Annual		10/11/2029			2,450		0		(45)		(45)		0		(1)
Pay(6)	6-Month EUR-EURIBOR		2.500	Annual		09/16/2031			6,950		(114)		22		(92)		0		(6)
Pay(6)	6-Month EUR-EURIBOR		2.750	Annual		09/16/2036			11,830		(193)		(20)		(213)		0		(16)
Pay	6-Month EUR-EURIBOR		0.451	Annual		05/27/2050			500		(35)		(227)		(262)		0		(1)
Receive	6-Month EUR-EURIBOR		0.064	Annual		11/17/2052			100		7		57		64		0		0
Receive(6)	6-Month EUR-EURIBOR		2.825	Annual		09/19/2055			5,400		77		(41)		36		0		(1)
Receive(6)	6-Month EUR-EURIBOR		3.000	Annual		09/16/2056			480		19		(10)		9		1		0
Pay	6-Month NOK-NIBOR		3.750	Annual		03/18/2031	NOK		23,400		(78)		(4)		(82)		0		(2)
Pay(6)	6-Month NOK-NIBOR		4.500	Annual		09/16/2031			900		0		0		0		0		0
Pay	6-Month PLN-WIBOR		2.585	Annual		10/14/2029	PLN		3,500		0		(27)		(27)		2		0
Pay	CAONREPO		3.000	Semi-Annual		06/18/2027	CAD		1,700		13		(6)		7		0		0
Pay	CAONREPO		2.850	Semi-Annual		09/01/2029			2,500		(4)		12		8		0		0
Pay	CAONREPO		1.500	Semi-Annual		06/17/2030			1,300		(112)		67		(45)		0		0
Pay	CAONREPO		3.000	Semi-Annual		06/18/2030			100		1		0		1		0		0
Receive	CAONREPO		3.000	Semi-Annual		05/25/2031			1,500		(1)		(7)		(8)		0		0
Receive	CAONREPO		2.750	Semi-Annual		06/17/2031			3,900		22		(10)		12		1		0
Receive	CAONREPO		3.250	Semi-Annual		03/15/2033			1,900		30		(59)		(29)		1		0
Receive	CAONREPO		3.180	Semi-Annual		06/01/2033			2,000		(2)		(20)		(22)		1		0
Receive	CAONREPO		2.880	Semi-Annual		09/01/2033			600		0		1		1		0		0
Pay	CAONREPO		3.000	Semi-Annual		03/18/2036			500		(7)		4		(3)		0		0
Receive	CAONREPO		3.250	Semi-Annual		06/21/2053			500		15		(2)		13		0		0

											$(492)		$(979)		$(1,471)		$447		$(238)

Total Swap Agreements											$(78)		$(1,065)		$(1,143)		$450		$(243)

(k)	Securities with an aggregate market value of $286 and cash of $5,069 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	1,329	$	950	$30	$0
	07/2026	CNH	196		29	0	0
	07/2026	NZD	1,330		785	30	0
	07/2026	$	46	CAD	65	0	0
	07/2026		710	NZD	1,256	4	0
	08/2026	CAD	65	$	46	0	0
	08/2026	NZD	1,256		710	0	(4)
BOA	07/2026	CNH	611		90	0	0
	07/2026	JPY	13,951		88	2	0
	07/2026	NOK	565		57	0	0
	07/2026	$	187	CNY	1,284	1	0
	07/2026		47	KRW	70,954	0	(1)
	07/2026		176	NOK	1,635	0	(11)
	08/2026	HKD	835	$	107	0	0
	08/2026	ILS	211		71	0	0
	08/2026	$	28	INR	2,700	0	0
	09/2026	MXN	423	$	24	0	0
	09/2026	$	627	INR	59,622	0	(1)
	09/2026		155	MXN	2,713	0	(1)
	09/2026		198	PHP	12,232	0	0
	10/2026	HUF	13,464	EUR	37	0	(1)
BPS	07/2026	BRL	1,994	$	385	0	(1)
	07/2026	CAD	119		84	0	0
	07/2026	CHF	126		160	4	0
	07/2026	CNY	2,103		308	0	(1)
	07/2026	EUR	963		1,093	0	(7)
	07/2026	IDR	18,093,604		1,010	1	(1)
	07/2026	ILS	321		109	1	0
	07/2026	INR	33,616		350	0	(5)
	07/2026	JPY	47,192		297	7	0
	07/2026	KRW	75,137		49	1	0
	07/2026	THB	4,855		148	2	0
	07/2026	TWD	491		15	0	0
	07/2026	$	389	BRL	1,994	0	(3)
	07/2026		5,436	CNH	36,797	0	(17)
	07/2026		189	CNY	1,288	0	0
	07/2026		135	CZK	2,808	0	(3)
	07/2026		385	IDR	6,894,874	0	0
	07/2026		1,308	INR	124,522	8	(2)
	07/2026		224	JPY	35,800	0	(4)
	07/2026		242	KRW	370,958	0	(2)
	07/2026		109	PLN	411	0	0
	07/2026		1,475	TWD	46,550	0	(14)
	07/2026	ZAR	4,282	$	261	0	0
	08/2026	CZK	1,541	EUR	63	0	0
	08/2026	DKK	1,331	$	203	0	(1)
	08/2026	IDR	2,155,966		120	0	0
	08/2026	ILS	60		20	0	0
	08/2026	TWD	395,328		12,563	173	0
	08/2026	$	70	BRL	366	0	0
	08/2026		2,169	INR	206,286	4	0
	09/2026	IDR	4,117,285	$	227	0	(1)
	09/2026	PEN	1,170		340	0	(1)
	09/2026	THB	4,349		134	2	0
	09/2026	$	1,124	IDR	19,922,737	2	(20)
	09/2026		182	INR	17,271	0	0
	09/2026		30	THB	980	0	0
	12/2026		188	IDR	3,428,958	1	0
	01/2027		8,076	TWD	253,544	0	(161)
BRC	07/2026	ILS	418	$	141	1	0
	07/2026	MYR	2,886		710	4	0
	07/2026	NZD	1,931		1,142	45	0
	07/2026	TRY	164		3	0	0
	07/2026	$	944	CNH	6,396	0	(2)
	07/2026		2,742	TRY	131,147	27	0
	07/2026	ZAR	24,215	$	1,475	13	(14)
BSH	07/2026	JPY	250,077		1,573	35	0
	07/2026	PEN	1,061		300	0	(10)
	07/2026	$	1,229	NZD	2,176	6	0
	08/2026	NZD	2,176	$	1,231	0	(6)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	COP	927,087		254	0	(13)
	09/2026	$	6,967	BRL	35,733	0	(147)
CBK	07/2026	BRL	669	$	132	2	0
	07/2026	DKK	1,275		199	4	0
	07/2026	EUR	220		257	5	0
	07/2026	IDR	536,401		30	0	0
	07/2026	ILS	358		123	3	0
	07/2026	INR	22,352		237	1	0
	07/2026	NOK	480		52	3	0
	07/2026	$	129	BRL	669	1	0
	07/2026		23	CNH	158	0	0
	07/2026		554	HUF	169,389	0	(10)
	07/2026		193	IDR	3,466,215	0	0
	07/2026		231	INR	22,352	5	0
	07/2026		65	KRW	97,642	0	(1)
	07/2026		30	KZT	16,140	4	0
	07/2026		650	PEN	2,215	0	(2)
	07/2026		112	PLN	409	0	(3)
	07/2026		1,155	SEK	10,671	0	(54)
	07/2026		516	TWD	16,321	0	(4)
	07/2026		340	VND	9,083,986	5	0
	08/2026	ILS	768	$	265	7	0
	08/2026	INR	181,357		1,935	26	0
	08/2026	PEN	652		193	3	0
	08/2026	TWD	78,374		2,475	18	0
	08/2026	$	50	ILS	148	0	0
	08/2026		44	INR	4,215	0	0
	08/2026		12	KZT	6,175	1	0
	08/2026		1	SEK	8	0	0
	09/2026	CLP	2,575,721	$	2,882	85	0
	09/2026	COP	1,231,687		338	0	(16)
	09/2026	IDR	16,494,915		914	0	(2)
	09/2026	INR	1,924		20	0	0
	09/2026	PEN	2,705		792	3	0
	09/2026	THB	5,044		152	0	(1)
	09/2026	$	605	COP	2,160,792	16	0
	09/2026		235	IDR	4,192,631	0	(2)
	09/2026		64	MXN	1,139	1	0
	10/2026	PEN	427	$	122	0	(2)
	11/2026	$	92	PEN	314	0	0
	12/2026		720	IDR	13,095,819	2	0
	12/2026		102	PEN	358	2	0
	01/2027	PEN	5,482	$	1,620	29	0
DUB	07/2026	CNY	343		50	0	0
	07/2026	IDR	449,772		25	0	0
	07/2026	INR	58,325		618	2	0
	07/2026	PEN	1,153		341	4	0
	07/2026	$	178	CNH	1,203	0	(1)
	07/2026		101	CNY	686	0	0
	07/2026		146	CZK	3,034	0	(3)
	07/2026		412	INR	39,757	7	0
	07/2026		140	KZT	75,292	17	0
	07/2026		21	NOK	192	0	(1)
	07/2026		112	PLN	415	0	(2)
	07/2026	ZAR	12,084	$	735	8	(10)
	09/2026	IDR	10,199,089		566	0	0
	09/2026	$	151	IDR	2,744,223	1	0
	09/2026		618	INR	58,720	0	(2)
	12/2026		316	IDR	5,722,721	0	0
FAR	07/2026	CNH	145,942	$	21,456	0	(35)
	07/2026	GBP	4,499		6,050	82	0
	07/2026	INR	42,982		456	2	0
	07/2026	JPY	5,801		36	1	0
	07/2026	SEK	6,351		655	0	(1)
	07/2026	SGD	2,694		2,111	29	0
	07/2026	$	4,854	CNH	32,840	0	(18)
	07/2026		527	EUR	462	1	0
	07/2026		450	INR	42,983	4	0
	07/2026		6,928	JPY	1,120,885	0	(34)
	07/2026		801	PLN	2,934	0	(21)
	07/2026	ZAR	14,011	$	849	0	(5)
	08/2026	EUR	462		528	0	(1)
	08/2026	ILS	203		71	3	0
	08/2026	JPY	1,117,952		6,928	34	0
	08/2026	PEN	3,673		1,086	13	0
	08/2026	$	21,456	CNH	145,621	33	0
	08/2026		654	SEK	6,340	1	0
	09/2026	COP	425,295	$	117	0	(5)
	09/2026	$	220	INR	21,090	1	0
	09/2026		52	MXN	912	0	0
	12/2026	PEN	588	$	170	0	(1)
GLM	07/2026	BRL	2,454		474	0	(1)
	07/2026	HUF	191,808		611	0	(5)
	07/2026	IDR	3,325,692		186	0	0
	07/2026	KRW	67,180		43	0	0
	07/2026	$	486	BRL	2,454	0	(11)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		4,417	CAD	6,286	15	0
	07/2026		432	CNH	2,914	0	(3)
	07/2026		185	IDR	3,325,692	1	0
	07/2026		43	KRW	67,170	0	0
	07/2026		361	RON	1,633	0	(5)
	08/2026	CAD	6,277	$	4,417	0	(15)
	08/2026	$	144	INR	13,828	1	0
	08/2026	ZAR	22,246	$	1,248	0	(106)
	09/2026	IDR	3,345,168		185	0	0
	09/2026	THB	18,152		562	13	0
	09/2026	$	724	IDR	13,005,278	2	(4)
	09/2026		669	INR	64,337	7	0
IND	07/2026	DKK	2,279	$	356	7	0
JPM	07/2026	AUD	5,751		4,100	118	0
	07/2026	BRL	3,993		776	2	0
	07/2026	HUF	846		3	0	0
	07/2026	ILS	1,050		352	0	(1)
	07/2026	INR	35,448		375	1	0
	07/2026	KRW	20,761		13	0	0
	07/2026	NOK	929		94	0	0
	07/2026	NZD	84		50	2	0
	07/2026	$	771	BRL	3,993	2	0
	07/2026		2,267	CNH	15,387	3	(4)
	07/2026		1,672	HUF	511,347	0	(30)
	07/2026		28	IDR	507,652	0	0
	07/2026		376	INR	35,448	0	(1)
	07/2026		13	KRW	20,758	0	0
	07/2026		1,236	PLN	4,502	0	(39)
	07/2026		105	THB	3,521	1	0
	08/2026	CZK	1,122	EUR	46	0	0
	08/2026	HKD	3,103	$	397	0	0
	08/2026	ILS	788		271	6	0
	08/2026	$	95	INR	8,986	0	0
	08/2026		94	NOK	929	0	0
	09/2026	IDR	510,473	$	28	0	0
	09/2026	MXN	804		46	0	0
	09/2026	THB	15,323		470	7	(1)
	09/2026	$	765	INR	72,820	0	0
	09/2026		4,361	MXN	75,793	0	(55)
	09/2026		310	THB	10,117	0	(4)
	10/2026		776	BRL	4,081	0	(3)
	12/2026	MXN	283	$	16	0	0
	12/2026	$	433	MXN	7,648	0	(2)
MBC	07/2026	AUD	24	$	17	1	0
	07/2026	CHF	1,445		1,835	47	(1)
	07/2026	EUR	1,369		1,590	26	0
	07/2026	IDR	45,687		3	0	0
	07/2026	INR	58,555		620	2	0
	07/2026	JPY	233,021		1,467	33	0
	07/2026	NOK	300		30	0	0
	07/2026	SEK	3,879		398	0	(2)
	07/2026	$	2,816	AUD	4,082	10	0
	07/2026		704	DKK	4,614	1	0
	07/2026		2	IDR	45,688	0	0
	07/2026		102	ILS	287	0	(5)
	07/2026		956	INR	92,151	17	0
	07/2026		806	KRW	1,221,271	0	(16)
	07/2026		49	NOK	457	0	(3)
	08/2026	AUD	3,724	$	2,568	0	(9)
	08/2026	DKK	4,605		704	0	(1)
	08/2026	TWD	314,206		9,937	89	0
	08/2026	$	33	INR	3,183	0	0
	08/2026		30	NOK	300	0	0
	08/2026		398	SEK	3,872	2	0
	09/2026	THB	3,055	$	91	0	(1)
	09/2026	$	1,322	INR	126,281	5	(2)
MYI	07/2026	NZD	87	$	50	1	0
	07/2026	$	82	KZT	44,395	11	0
	01/2027		16,817	TWD	526,357	0	(386)
NGF	07/2026	IDR	3,078,326	$	172	0	0
	07/2026	$	173	IDR	3,078,326	0	0
	07/2026		967	INR	93,007	15	0
	07/2026		193	TRY	9,107	1	0
	08/2026		44	SEK	433	0	0
	09/2026	IDR	3,095,590	$	173	1	0
	09/2026	$	144	IDR	2,559,703	0	(2)
SCX	07/2026	CNY	342	$	50	0	0
	07/2026	INR	45,921		485	0	0
	07/2026	KZT	44,495		92	0	(1)
	07/2026	$	90	CNH	609	0	0
	07/2026		50	CNY	342	1	0
	07/2026		66	IDR	1,177,461	0	0
	07/2026		1,272	INR	121,957	15	0
	08/2026	HKD	2,929	$	374	0	0
	08/2026	$	358	INR	34,346	3	0
	09/2026	IDR	3,538,168	$	196	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	8,311		256	4	0
	09/2026	$	375	IDR	6,741,292	1	(2)
	09/2026		485	INR	46,229	0	0
	09/2026		92	KZT	45,592	1	0
	09/2026		29	THB	951	0	0
SOG	07/2026	DKK	2,393	$	373	7	0
	07/2026	EUR	32,668		38,109	782	0
	07/2026	JPY	606,783		3,819	88	0
	07/2026	$	2,085	AUD	3,021	7	0
	07/2026		2,017	CHF	1,632	3	0
	07/2026		8,017	CNH	54,231	0	(31)
	07/2026		39,537	EUR	34,758	177	0
	07/2026		2,083	SGD	2,698	2	0
	08/2026	AUD	3,021	$	2,083	0	(7)
	08/2026	CAD	53		37	0	0
	08/2026	CHF	1,626		2,018	0	(3)
	08/2026	EUR	34,758		39,591	0	(177)
	08/2026	SGD	2,692		2,083	0	(2)
SSB	07/2026	CAD	6,342		4,599	128	0
	07/2026	CHF	61		77	2	0
	07/2026	$	41	CAD	58	0	0
	07/2026		5,947	GBP	4,499	21	0
	08/2026	CAD	57	$	41	0	0
	08/2026	COP	7,647,684		2,005	0	(208)
	08/2026	GBP	4,499		5,947	0	(21)
	09/2026	PEN	357		103	0	(1)
UAG	07/2026	$	114	PLN	416	0	(3)
	09/2026	THB	570	$	17	0	0
	09/2026	$	230	CLP	204,439	0	(8)
	09/2026		110	INR	10,505	0	0
	10/2026	HUF	1,375	EUR	4	0	0
	11/2026		63,008		175	0	(1)
	12/2026	$	266	COP	1,038,248	26	0

Total Forward Foreign Currency Contracts						$2,591	$(1,875)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	364	$4	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	81	1	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	446	3	1
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	269	1	0
GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	980	4	2
	Call - OTC USD versus JPY		165.000	08/06/2026	980	2	3
MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	691	6	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	692	6	0

Total Purchased Options						$27	$6

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	580	$(8)	$(2)
	Call - OTC EUR versus HUF		387.250	10/20/2026	203	(3)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	364	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	81	0	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	446	(3)	(1)
GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	980	(5)	(10)
MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	691	(2)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	692	(2)	0
UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	20	0	0
	Call - OTC EUR versus HUF		375.000	11/10/2026	760	(12)	(6)

Total Written Options						$(36)	$(20)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.200%	$1,000	$(36)	$3	$0	$(33)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦	$65	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	600	$124	$4	$128	$0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(2)	21	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	20	1	21	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		700	152	(3)	149	0

							$319	$0	$319	$0

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ ( Depreciation)	Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$15,177	JPY	2,276,500	$194	$13	$207	$0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	1,655	GBP	1,244	(6)	3	0	(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	6,361	JPY	986,000	4	3	7	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	5,646		830,000	6	34	40	0

								$198	$53	$254	$(3)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	6,700	$(8)	$9	$1	$0
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		23,200	(21)	24	3	0
CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		5,500	(5)	6	1	0
JPM	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		9,070	(6)	7	1	0
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032	CNY	7,730	(5)	6	1	0

								$(45)	$52	$7	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	SIBCSORA Index	N/A	1.295	Semi-Annual	08/26/2026	SGD	20	$0	$0	$0	$0

Total Swap Agreements									$436	$108	$580	$(36)

(m)

Securities with an aggregate market value of $338 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$48	$0	$48
Australia
Corporate Bonds & Notes	0	1,789	0	1,789
Non-Agency Mortgage-Backed Securities	0	0	1,863	1,863
Sovereign Issues	0	4,114	0	4,114
Brazil
Sovereign Issues	0	2,180	0	2,180
Bulgaria
Sovereign Issues	0	442	0	442
Canada
Corporate Bonds & Notes	0	2,079	0	2,079
Sovereign Issues	0	2,794	0	2,794
Cayman Islands
Asset-Backed Securities	0	3,484	0	3,484
Corporate Bonds & Notes	0	598	0	598
Chile
Sovereign Issues	0	3,158	0	3,158
China
Sovereign Issues	0	4,413	0	4,413
Colombia
Corporate Bonds & Notes	0	542	0	542
Sovereign Issues	0	2,896	0	2,896
Costa Rica
Sovereign Issues	0	601	0	601
Czech Republic
Sovereign Issues	0	277	0	277
Denmark
Corporate Bonds & Notes	0	890	0	890
Ecuador
Sovereign Issues	0	205	0	205
Egypt
Sovereign Issues	0	341	0	341
France
Corporate Bonds & Notes	0	1,104	0	1,104
Sovereign Issues	0	6,925	0	6,925
Guatemala
Sovereign Issues	0	523	0	523
Hungary
Sovereign Issues	0	1,832	0	1,832
India
Corporate Bonds & Notes	0	304	0	304
Indonesia
Sovereign Issues	0	545	0	545
Ireland
Asset-Backed Securities	0	6,021	914	6,935
Corporate Bonds & Notes	0	587	0	587
Loan Participations and Assignments	0	0	572	572
Israel
Sovereign Issues	0	1,324	0	1,324
Italy
Corporate Bonds & Notes	0	908	0	908
Sovereign Issues	0	2,198	0	2,198
Ivory Coast
Sovereign Issues	0	353	0	353
Japan
Corporate Bonds & Notes	0	3,802	0	3,802
Sovereign Issues	0	7,599	0	7,599
Kazakhstan
Corporate Bonds & Notes	0	499	0	499
Kuwait
Sovereign Issues	0	1,090	0	1,090
Luxembourg
Common Stocks	0	0	1,162	1,162
Corporate Bonds & Notes	0	935	0	935
Sovereign Issues	0	804	0	804
Malaysia
Corporate Bonds & Notes	0	354	0	354
Sovereign Issues	0	1,178	0	1,178
Mexico
Sovereign Issues	0	977	0	977
Morocco
Sovereign Issues	0	1,151	0	1,151
Netherlands
Corporate Bonds & Notes	0	610	0	610
Non-Agency Mortgage-Backed Securities	0	13	0	13
New Zealand
Sovereign Issues	0	204	0	204
Norway
Sovereign Issues	0	273	0	273
Peru
Corporate Bonds & Notes	0	918	0	918
Sovereign Issues	0	4,142	0	4,142
Philippines
Sovereign Issues	0	303	0	303

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Poland
Sovereign Issues	0	706	0	706
Qatar
Corporate Bonds & Notes	0	774	0	774
Sovereign Issues	0	704	0	704
Romania
Sovereign Issues	0	1,037	0	1,037
Saudi Arabia
Corporate Bonds & Notes	0	638	0	638
Sovereign Issues	0	2,537	0	2,537
Serbia
Sovereign Issues	0	888	0	888
Singapore
Asset-Backed Securities	0	0	993	993
South Africa
Sovereign Issues	0	5,217	0	5,217
South Korea
Sovereign Issues	0	2,588	0	2,588
Spain
Sovereign Issues	0	2,326	0	2,326
Supranational
Corporate Bonds & Notes	0	1,395	0	1,395
Sovereign Issues	0	1,072	0	1,072
Switzerland
Corporate Bonds & Notes	0	887	0	887
Thailand
Sovereign Issues	0	1,147	0	1,147
United Arab Emirates
Corporate Bonds & Notes	0	997	0	997
Sovereign Issues	0	498	0	498
United Kingdom
Corporate Bonds & Notes	0	3,481	0	3,481
Non-Agency Mortgage-Backed Securities	0	2,673	0	2,673
Sovereign Issues	0	4,769	0	4,769
United States
Asset-Backed Securities	0	3,467	0	3,467
Corporate Bonds & Notes	0	13,907	0	13,907
Municipal Bonds & Notes	0	161	0	161
Non-Agency Mortgage-Backed Securities	0	8,372	0	8,372
Sovereign Issues	0	4,920	0	4,920
U.S. Government Agencies	0	84,846	0	84,846
U.S. Treasury Obligations	0	10,419	0	10,419
Short-Term Instruments
Commercial Paper	0	5,182	0	5,182
Mutual Funds	729	0	0	729
Repurchase Agreements	0	672	0	672
Egypt Treasury Bills	0	34	0	34
Hungary Treasury Bills	0	1,599	0	1,599
Nigeria Treasury Bills	0	518	0	518
South Africa Treasury Bills	0	1,664	0	1,664

	$729	$248,422	$5,504	$254,655
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,824	$0	$0	$14,824

Total Investments	$15,553	$248,422	$5,504	$269,479

Short Sales, at Value - Liabilities
Sovereign Issues	0	(869)	0	(869)
U.S. Government Agencies	0	(13,815)	0	(13,815)

	$0	$(14,684)	$0	$(14,684)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	133	450	0	583
Over the counter	0	3,177	0	3,177

	$133	$3,627	$0	$3,760
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(389)	0	(436)
Over the counter	0	(1,931)	0	(1,931)

	$(47)	$(2,320)	$0	$(2,367)

Total Financial Derivative Instruments	$86	$1,307	$0	$1,393

Totals	$15,639	$235,045	$5,504	$256,188

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,863	$0	$0	$0	$0	$0	$0	$0	$1,863	$0
Ireland
Asset-Backed Securities	0	922	0	0	0	(8)	0	0	914	(8)
Loan Participations and Assignments	579	0	0	0	0	(7)	0	0	572	(7)
Luxembourg
Common Stocks	1,166	0	0	0	0	(4)	0	0	1,162	(4)
Singapore
Asset-Backed Securities	1,000	0	(5)	0	0	(2)	0	0	993	(2)

	$4,608	$922	$(5)	$0	$0	$(21)	$0	$0	$5,504	$(21)
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(1)	$0	$0	$(1)	$0	$0	$0	$0

Totals	$4,610	$922	$(5)	$0	$0	$(22)	$0	$0	$5,504	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,863	Discounted Cash Flow	Discount Rate	5.814	—
Ireland
Asset-Backed Securities	914	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	572	Discounted Cash Flow	Discount Rate	4.540	—
Luxembourg
Common Stocks	1,162	Indicative Market Quotation	Broker Quote	$22.917	—
Singapore
Asset-Backed Securities	993	Discounted Cash Flow	Discount Rate	5.341	—

Total	$5,504

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust